Average Annual Total Returns{- Emerging Markets Portfolio} - 02.28 VIP Emerging Markets Portfolio Investor PRO-09 - Emerging Markets Portfolio	VIP Emerging Markets Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Emerging Markets Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Emerging Markets Portfolio-Investor VIP Return Before Taxes Past 10 years	IXYE0 Past 1 year	IXYE0 Past 5 years	IXYE0 Past 10 years
Total	31.16%	16.13%	6.06%	18.32%	12.84%	3.67%